Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our named executive officers for the three years ended December 31, 2025, and our financial performance for each such year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)	Net Income (Loss) Excluding Partnerships(3)

2025	$900,000	$900,000	$1,300,000	$1,300,000	$244.01	$(37,488,000)	$14,508,000
2024	1,354,596	1,354,596	1,080,000	1,080,000	183.95	(3,759,000)	24,360,000
2023	8,171,055	8,171,055	1,000,000	1,000,000	117.72	54,948,000	40,302,000

Company Selected Measure Name	net income excluding partnerships
Named Executive Officers, Footnote	The principal executive officer (“PEO”) listed in the table is Sardar Biglari, Chairman and Chief Executive Officer.
PEO Total Compensation Amount	$ 900,000	$ 1,354,596	$ 8,171,055
PEO Actually Paid Compensation Amount	900,000	1,354,596	8,171,055
Non-PEO NEO Average Total Compensation Amount	1,300,000	1,080,000	1,000,000
Non-PEO NEO Average Compensation Actually Paid Amount	1,300,000	1,080,000	1,000,000
Total Shareholder Return Amount	244.01	183.95	117.72
Net Income (Loss)	$ (37,488,000)	$ (3,759,000)	$ 54,948,000
Company Selected Measure Amount	14,508,000	24,360,000	40,302,000
PEO Name	Sardar Biglari
Additional 402(v) Disclosure	Compensation is primarily linked to net income excluding partnerships.